Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	GENERAL MUNICIPAL MONEY MARKET FUNDS INC
Central Index Key	0000703153
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Mar. 29, 2018
Class A Prospectus | General Money Market Fund, Inc. | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class A Prospectus | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Prospectus:
Trading Symbol	DNJXX
Class B Prospectus | General Money Market Fund, Inc. | Class B
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX
Class B Prospectus | General Treasury and Agency Money Market Fund | Class B
Prospectus:
Trading Symbol	DABXX
Class B Prospectus | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class B
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | General California Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GENXX
Class B Prospectus | General New York AMT-Free Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GNYXX